UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.09%Δ
Argentina – 2.78%
Arcos Dorados Holdings Class A @	3,864,818	$15,459,272
Cresud ADR @†	1,459,225	15,263,493
Grupo Clarin Class B GDR 144A #@=	353,200	6,004,024
IRSA Inversiones y
Representaciones ADR @†	867,000	13,074,360
		49,801,149
Bahrain – 0.08%
Aluminum Bahrain GDR 144A #@	221,400	1,367,056
		1,367,056
Brazil – 10.39%
AES Tiete	493,000	2,002,562
B2W Cia Digital @†	5,402,365	23,374,543
Banco Santander Brasil ADR	3,732,500	14,930,000
Braskem ADR	411,400	3,192,464
Centrais Eletricas Brasileiras †	2,140,204	2,921,438
Cia Siderurgica Nacional ADR	1,200,000	1,117,320
Gerdau @	2,764,900	3,461,558
Gol Linhas Aereas Inteligentes ADR	4,800,000	5,664,000
Hypermarcas †	5,200,000	23,703,499
Itau Unibanco Holding ADR	4,510,000	33,013,200
Petroleo Brasileiro ADR †	2,000,000	11,720,000
Rumo Logistica Operadora Multimodal †	1,439,652	3,104,562
Telefonica Brasil ADR	2,699,863	30,049,475
Tim Participacoes ADR	2,300,000	27,807,000
		186,061,621
Canada – 0.02%
Gran Tierra Energy †	134,900	335,901
		335,901
Chile – 0.83%
Latam Airlines Group ADR †	300,000	1,656,000
Sociedad Quimica y Minera de Chile ADR	841,749	13,198,624
		14,854,624
China/Hong Kong – 29.16%
Alibaba Group Holding ADR †	100,000	6,612,000
Baidu ADR †	480,000	70,680,000
China Mengniu Dairy	4,060,000	14,195,097
China Mobile	2,358,500	28,368,449
China Mobile ADR	869,300	52,001,526
China Petroleum & Chemical	38,000,000	25,480,829
China Telecom	19,906,000	10,413,188
Fosun International	2,886,500	4,819,844
Guangshen Railway	11,000,000	4,539,192

NQ-019 [8/15] 10/15 (15218)     1

Schedule of investments
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
China/Hong Kong (continued)
Hollysys Automation Technologies	550,000	$9,652,500
Kunlun Energy	15,000,000	10,672,165
PetroChina Class H	20,000,000	16,660,710
Qunar Cayman Islands ADR †	236,682	7,692,165
Shanda Games ADR †	537,270	3,476,137
SINA †	1,600,000	62,000,000
Sinofert Holdings	14,000,000	2,143,902
Sinotrans	15,326,332	7,037,480
Sohu.com †	1,550,000	73,361,500
Tencent Holdings	2,000,000	33,494,268
Tianjin Development Holdings @	15,559,550	10,061,427
TravelSky Technology	572,000	693,517
Uni-President China Holdings @	45,070,600	40,825,240
Weibo ADR †	200,000	2,426,000
Youku Tudou ADR †	1,500,000	24,915,000
		522,222,136
Cyprus – 0.56%
QIWI ADR	385,284	10,075,177
		10,075,177
France – 0.07%
Vallourec	99,235	1,266,670
		1,266,670
India – 9.85%
ICICI Bank	5,500,000	23,172,342
Indiabulls Real Estate GDR †	102,021	95,709
Rattanindia Infrastructure GDR =†	300,961	9,300
Reliance Capital	2,150,000	10,190,057
Reliance Communications †	10,114,849	9,200,032
Reliance Industries	6,400,000	82,533,831
Reliance Industries GDR 144A #	1,451,526	37,884,829
Tata Chemicals @	2,198,589	13,264,573
		176,350,673
Malaysia – 0.72%
Hong Leong Bank @	3,059,889	9,537,880
UEM Sunrise @	17,000,000	3,421,733
		12,959,613
Mexico – 4.70%
Empresas ICA †	4,500,000	1,783,619
Fomento Economico Mexicano ADR	146,122	13,009,242
Grupo Financiero Santander
Mexico Class B ADR	2,500,000	19,400,000

2     NQ-019 [8/15] 10/15 (15218)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Mexico (continued)
Grupo Lala	3,120,000	$7,122,836
Grupo Televisa ADR	1,400,000	42,784,000
		84,099,697
Peru – 0.42%
Cia de Minas Buenaventura ADR	1,200,000	7,584,000
		7,584,000
Poland – 0.68%
Jastrzebska Spolka Weglowa †	254,155	822,717
Orange Polska	6,000,000	11,280,732
		12,103,449
Republic of Korea – 20.04%
Daum Communications	60,000	6,839,239
Hite Jinro	184,714	3,450,157
KB Financial Group ADR	948,400	28,366,644
KCC	100,207	33,190,332
KT ADR †	125,000	1,545,000
LG Uplus	1,840,040	17,109,005
Lotte Chilsung Beverage @	19,154	37,006,246
Lotte Confectionery @	10,226	16,843,739
Samsung Electronics	120,000	110,430,031
Samsung Life Insurance	300,000	24,929,848
Samsung SDI	88,860	6,342,879
SK Telecom ADR	3,204,700	72,874,878
		358,927,998
Russia – 6.85%
Chelyabinsk Zinc Plant GDR @†	143,300	1,103,955
Enel OGK-5 GDR	21,161	12,940
Etalon Group GDR 144A #@=	1,616,300	2,990,155
Gazprom ADR	4,000,000	17,936,212
MegaFon GDR	450,000	5,782,500
Mobile TeleSystems ADR	1,200,000	9,156,000
Rosneft GDR	7,730,000	29,248,496
Sberbank of Russia @=	12,000,000	13,924,951
Sberbank of Russia ADR	1,400,000	6,694,555
Surgutneftegas ADR	500,000	2,619,062
Volga Territorial Generating †	36,096	377
X5 Retail Group GDR †	526,952	8,642,013
Yandex Class A †	2,010,000	24,522,000
		122,633,216
South Africa – 1.07%
Sun International	290,543	2,272,618

NQ-019 [8/15] 10/15 (15218)     3

Schedule of investments
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
South Africa (continued)
Tongaat Hulett @	838,307	$7,254,429
Vodacom Group	900,000	9,595,459
		19,122,506
Taiwan – 4.44%
Hon Hai Precision Industry	8,000,000	22,805,672
MediaTek	3,800,000	29,360,824
Taiwan Semiconductor Manufacturing	7,000,000	27,273,382
		79,439,878
Thailand – 0.59%
Bangkok Bank-Foreign	2,300,000	10,558,936
		10,558,936
Turkey – 2.86%
Akbank	10,000,000	23,402,934
Turk Telekomunikasyon	951,192	1,999,827
Turkcell Iletisim Hizmetleri ADR	2,000,000	19,520,000
Turkiye Sise ve Cam Fabrikalari	6,461,222	6,303,848
		51,226,609
United Kingdom – 0.08%
Griffin Mining @†	3,056,187	1,524,308
		1,524,308
United States – 0.90%
Yahoo †	500,000	16,120,000
		16,120,000

Total Common Stock (cost $2,323,610,900)		1,738,635,217

Preferred Stock – 3.46%Δ
Brazil – 1.50%
Braskem Class A 3.72%	1,049,994	4,091,337
Petroleo Brasileiro Class A ADR †	4,000,000	20,160,000
Usinas Siderurgicas de Minas Gerais SA 0.99%	3,000,000	2,506,687
		26,758,024
Republic of Korea – 0.97%
Samsung Electronics 2.28%	23,662	17,392,328
		17,392,328
Russia – 0.99%
AK Transneft =†	7,239	17,803,971
		17,803,971
Total Preferred Stock (cost $58,959,955)		61,954,323

4     NQ-019 [8/15] 10/15 (15218)

	Number of shares	Value (U.S. $)
Exchange-Traded Fund – 0.64%
iShares MSCI Turkey	300,500	$11,491,120
Total Exchange-Traded Fund (cost $13,682,561)		11,491,120

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,056)		0

Total Value of Securities – 101.19%
(cost $2,404,812,472)		1,812,080,660

Liabilities Net of Receivables and Other Assets – (1.19%)		(21,310,169)
Net Assets Applicable to 152,419,762 Shares Outstanding – 100.00%		$1,790,770,491

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $48,246,064, which represents 2.69% of the Fund’s net assets.

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $235,762,942, which represents 13.17% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2015, the aggregate value of fair valued securities was $40,732,401, which represents 2.27% of the Fund’s net assets.

†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

NQ-019 [8/15] 10/15 (15218)     5

Schedule of investments
Delaware Emerging Markets Fund

The following foreign currency exchange contracts were outstanding at Aug. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	(3,933,686)	USD	507,311	9/1/15	$(259)
BNYM	HKD	(4,264,514)	USD	549,977	9/2/15	(279)
BNYM	KRW	(25,168,154,234)	USD	21,265,748	9/1/15	(14,712)
BNYM	KRW	(7,804,072,526)	USD	6,643,238	9/2/15	44,866
BNYM	MXN	(397,800)	USD	23,553	9/1/15	(262)
BNYM	PLN	(1,893,398)	USD	501,019	9/1/15	(16)
						$29,338

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
KRW – South Korean Won
LEPO – Low Exercise Price Option
MXN – Mexican Peso
PLN – Polish Zloty
USD – U.S. Dollar

6     NQ-019 [8/15] 10/15 (15218)

Notes
Delaware Emerging Markets Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-019 [8/15] 10/15 (15218)     7

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-019 [8/15] 10/15 (15218)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

	Delaware Emerging Markets Fund
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$43,797,125	$6,004,024	$—	$49,801,149
Bahrain	1,367,056	—	—	1,367,056
Brazil	186,061,621	—	—	186,061,621
Canada	335,901	—	—	335,901
Chile	14,854,624	—	—	14,854,624
China/Hong Kong	353,642,068	168,580,068	—	522,222,136
Cyprus	10,075,177	—	—	10,075,177
France	—	1,266,670	—	1,266,670
India	37,980,538	138,370,135	—	176,350,673
Malaysia	—	12,959,613	—	12,959,613
Mexico	84,099,697	—	—	84,099,697
Peru	7,584,000	—	—	7,584,000
Poland	—	12,103,449	—	12,103,449
Republic of Korea	119,630,261	239,297,737	—	358,927,998
Russia	78,467,904	44,165,312	—	122,633,216
South Africa	—	19,122,506	—	19,122,506
Taiwan	—	79,439,878	—	79,439,878
Thailand	—	10,558,936	—	10,558,936
Turkey	27,823,675	23,402,934	—	51,226,609
United Kingdom	1,524,308	—	—	1,524,308
United States	16,120,000	—	—	16,120,000
Preferred Stock[1]	26,758,024	35,196,299	—	61,954,323
Exchange-Traded Fund	11,491,120	—	—	11,491,120
Participation Notes	—	—	—	—
Total Value of Securities	$1,021,613,099	$790,467,561	$—	$1,812,080,660
Foreign Currency Exchange Contracts	$—	$29,338	$—	$29,338

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Preferred Stock	43.19%	56.81%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

NQ-019 [8/15] 10/15 (15218)     9

(Unaudited)

As a result of utilizing international fair value pricing at Aug. 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-019 [8/15] 10/15 (15218)

Schedule of investments
Delaware Focus Global Growth Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.02%Δ
Brazil – 1.36%
Localiza Rent a Car	263,588	$1,639,111
		1,639,111
China/Hong Kong – 2.68%
Baidu ADR †	21,925	3,228,456
		3,228,456
Denmark – 3.98%
Novo Nordisk Class B	86,804	4,791,869
		4,791,869
France – 2.14%
Edenred	122,102	2,582,198
		2,582,198
India – 2.61%
Zee Entertainment Enterprises	542,325	3,145,954
		3,145,954
Ireland – 3.32%
Experian	237,138	4,002,624
		4,002,624
Japan – 5.84%
Kakaku.com	183,926	2,917,929
Start Today	135,363	4,119,430
		7,037,359
Mexico – 2.55%
Grupo Televisa ADR	100,475	3,070,516
		3,070,516
Netherlands – 5.28%
Core Laboratories	23,887	2,763,248
NXP Semiconductor †	42,575	3,603,974
		6,367,222
Spain – 5.02%
Amadeus IT Holding	80,546	3,355,791
Grifols	66,065	2,691,642
		6,047,433
Taiwan – 2.36%
Taiwan Semiconductor Manufacturing ADR	142,775	2,838,367
		2,838,367
United Kingdom – 5.48%
InterContinental Hotels Group	82,190	3,077,476
Intertek Group	91,326	3,532,918
		6,610,394
United States – 56.40%
Allergan †	13,173	4,001,167

NQ-581 [8/15] 10/15 (15215)     1

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
Biogen †	8,800	$2,616,240
Celgene †	44,775	5,287,032
Discovery Communications Class C †	67,075	1,701,022
eBay †	117,520	3,185,967
EOG Resources	25,125	1,967,539
Equinix	12,575	3,392,358
Google Class A †	3,423	2,217,488
Google Class C †	3,407	2,106,378
Intercontinental Exchange	14,485	3,308,519
Intuit	25,725	2,205,919
MasterCard Class A	43,825	4,048,115
Microsoft	56,692	2,467,236
PayPal Holdings †	81,850	2,864,750
QUALCOMM	92,800	5,250,624
TripAdvisor †	49,300	3,446,070
Valeant Pharmaceuticals International †	11,663	2,689,488
VeriFone Systems †	89,875	2,807,695
Visa Class A	58,630	4,180,319
Walgreens Boots Alliance	30,925	2,676,559
Wynn Resorts	24,475	1,836,849
Zebra Technologies †	44,868	3,718,660
		67,975,994

Total Common Stock (cost $111,561,526)		119,337,497

	Principal amount°
Short-Term Investments – 0.45%
Discount Notes – 0.37%≠
Federal Home Loan Bank
0.065% 9/2/15	80,379	80,378
0.07% 10/5/15	155,492	155,481
0.075% 9/18/15	66,791	66,791
0.10% 10/23/15	80,379	80,370
0.105% 11/3/15	61,971	61,957
		444,977
Repurchase Agreements – 0.08%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $15,637 (collateralized by U.S.
government obligations 1.50%–4.375%
10/31/19–5/15/41; market value $15,950)	15,637	15,637

2     NQ-581 [8/15] 10/15 (15215)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $26,062 (collateralized by U.S.
government obligations 0.00%–8.00%
8/18/16–5/15/45; market value $26,583)	26,062	$26,062
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $57,301 (collateralized by U.S.
government obligations 0.00%–7.50%
2/15/16–11/15/44; market value $58,447)	57,301	57,301
		99,000
Total Short-Term Investments (cost $543,977)		543,977

Total Value of Securities – 99.47%
(cost $112,105,503)		119,881,474

Receivables and Other Assets Net of Liabilities – 0.53%		642,896
Net Assets Applicable to 6,347,265 Shares Outstanding – 100.00%		$120,524,370

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(5,062,697)	USD	41,916	9/1/15	$158
BNYM	JPY	(5,069,645)	USD	41,861	9/2/15	45
BNYM	JPY	(974,129)	USD	8,031	9/3/15	(4)
						$199

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-581 [8/15] 10/15 (15215)     3

Schedule of investments
Delaware Focus Global Growth Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
JPY – Japanese Yen
USD – U.S. Dollar

4     NQ-581 [8/15] 10/15 (15215)

Notes
Delaware Focus Global Growth Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Focus Global Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-581 [8/15] 10/15 (15215)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock
Brazil	$1,639,111	$—	$1,639,111
China/Hong Kong	3,228,456	—	3,228,456
Denmark	—	4,791,869	4,791,869
France	—	2,582,198	2,582,198
India	—	3,145,954	3,145,954
Ireland	—	4,002,624	4,002,624
Japan	—	7,037,359	7,037,359
Mexico	3,070,516	—	3,070,516
Netherlands	6,367,222	—	6,367,222
Spain	—	6,047,433	6,047,433
Taiwan	2,838,367	—	2,838,367
United Kingdom	—	6,610,394	6,610,394
United States	67,975,994	—	67,975,994
Short-Term Investments	—	543,977	543,977
Total Value of Securities	$85,119,666	$34,761,808	$119,881,474

Foreign Currency Exchange Contracts	$—	$199	$199

6     NQ-581 [8/15] 10/15 (15215)

(Unaudited)

As a result of international fair value pricing at Aug. 31, 2015, a portion of the Fund’s common stock was categorized as Level 2 investments.

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-581 [8/15] 10/15 (15215)     7

Schedule of investments
Delaware Global Value Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.16%Δ
Australia – 1.03%
Coca-Cola Amatil	36,360	$217,261
		217,261
Canada – 5.47%
CGI Group Class A †	15,643	577,851
Suncor Energy	12,200	345,511
WestJet Airlines @	9,902	180,632
Yamana Gold	29,202	54,824
		1,158,818
France – 6.70%
AXA *	15,706	395,548
Sanofi *	5,021	493,786
TOTAL *	4,724	217,768
Vinci *	4,851	311,978
		1,419,080
Germany – 1.91%
STADA Arzneimittel *	11,791	404,561
		404,561
Indonesia – 1.29%
Bank Rakyat Indonesia Persero	359,831	272,420
		272,420
Israel – 3.53%
Teva Pharmaceutical Industries ADR	11,600	747,156
		747,156
Italy – 2.30%
Saipem *†	14,295	137,418
UniCredit	53,786	350,755
		488,173
Japan – 13.74%
East Japan Railway	4,500	415,733
ITOCHU	24,253	290,860
Japan Tobacco	14,500	515,300
Mitsubishi UFJ Financial Group	32,354	213,404
Nippon Telegraph & Telephone	11,736	447,618
Nitori Holdings	5,214	413,824
Sumitomo Rubber Industries	23,900	337,680
Toyota Motor	4,650	274,833
		2,909,252
Netherlands – 3.45%
ING Groep CVA	33,588	514,558
Koninklijke Philips	8,453	217,191
		731,749

NQ-179 [8/15] 10/15 (15214)     1

Schedule of investments
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Russia – 0.80%
Mobile TeleSystems ADR	22,100	$168,623
		168,623
Sweden – 2.04%
Tele2 Class B	43,782	431,633
		431,633
Switzerland – 2.94%
Aryzta *†	12,147	622,586
		622,586
United Kingdom – 7.68%
Meggitt	43,568	316,902
Playtech	30,303	396,220
Rio Tinto	5,212	190,312
Standard Chartered	30,296	352,997
Tesco	127,579	370,325
		1,626,756
United States – 46.28%
American Airlines Group	11,900	463,862
Apple	6,500	732,940
AT&T	9,500	315,400
Caterpillar *	5,400	412,776
Cintas	5,100	433,449
Delphi Automotive	5,300	400,256
Goldman Sachs Group	3,000	565,800
Halliburton	10,400	409,240
International Business Machines	1,600	236,624
Johnson & Johnson	4,200	394,716
JPMorgan Chase	8,500	544,850
Lowe’s	4,700	325,099
Mylan †	6,400	317,376
NASDAQ OMX Group	12,800	655,232
Omnicom Group	4,800	321,504
Oracle	13,400	497,006
Pfizer	12,800	412,416
Target	6,000	466,260
Travelers	4,400	438,020
Viacom Class B	5,400	220,158
Wells Fargo	10,200	543,966
WESCO International *†	5,800	324,626
Western Union *	19,900	366,956
		9,798,532

Total Common Stock (cost $19,695,712)		20,996,600

2     NQ-179 [8/15] 10/15 (15214)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.87%
Discount Notes – 0.42%≠
Federal Home Loan Bank
0.065% 9/2/15	3,168	$3,168
0.075% 9/18/15	27,353	27,353
0.10% 10/23/15	3,168	3,167
0.105% 11/3/15	25,379	25,374
Freddie Mac 0.75% 10/1/15	29,535	29,533
		88,595
Repurchase Agreements – 0.45%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $15,005 (collateralized by U.S.
government obligations 1.50%–4.375%
10/31/19–5/15/41; market value $15,306)	15,005	15,005
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $25,009 (collateralized by U.S.
government obligations 0.00%–8.00%
8/18/16–5/15/45; market value $25,509)	25,009	25,009
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $54,986 (collateralized by U.S.
government obligations 0.00%–7.50%
2/15/16–11/15/44; market value $56,085)	54,986	54,986
		95,000
Total Short-Term Investments (cost $183,595)		183,595

Total Value of Securities Before Securities Lending Collateral – 100.03%
(cost $19,879,307)		21,180,195

	Number of shares
Securities Lending Collateral – 6.50%**
Investment Company
Delaware Investments® Collateral Fund No. 1	1,376,043	1,376,043
Total Securities Lending Collateral (cost $1,376,043)		1,376,043

Total Value of Securities – 106.53%
(cost $21,255,350)		22,556,238 ■
Obligation to Return Securities Lending Collateral – (6.50%)		(1,376,043)
Other Liabilities Net of Receivables and Other Assets – (0.03%)		(6,924)
Net Assets Applicable to 1,926,501 Shares Outstanding – 100.00%		$21,173,271

NQ-179 [8/15] 10/15 (15214)     3

Schedule of investments
Delaware Global Value Fund

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $180,632, which represents 0.85% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $2,578,080 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate

4     NQ-179 [8/15] 10/15 (15214)

Notes
Delaware Global Value Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-179 [8/15] 10/15 (15214)     5

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-179 [8/15] 10/15 (15214)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

	Delaware Global Value Fund
Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$217,261	$217,261
Canada	1,158,818	—	1,158,818
France	—	1,419,080	1,419,080
Germany	—	404,561	404,561
Indonesia	—	272,420	272,420
Israel	747,156	—	747,156
Italy	—	488,173	488,173
Japan	—	2,909,252	2,909,252
Netherlands	—	731,749	731,749
Russia	168,623	—	168,623
Sweden	—	431,633	431,633
Switzerland	—	622,586	622,586
United Kingdom	—	1,626,756	1,626,756
United States	9,798,532	—	9,798,532
Short-Term Investments	—	183,595	183,595
Securities Lending Collateral	—	1,376,043	1,376,043
Total Value of Securities	$11,873,129	$10,683,109	$22,556,238

As a result of utilizing international fair value pricing at Aug. 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

NQ-179 [8/15] 10/15 (15214)     7

(Unaudited)

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

8     NQ-179 [8/15] 10/15 (15214)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2015, the value of securities on loan was $2,578,080, for which the Fund received collateral, comprised of cash collateral valued at $1,376,043, and non-cash collateral of $1,565,839. At Aug. 31, 2015, the value of invested collateral was $1,376,043. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-179 [8/15] 10/15 (15214)     9

Schedule of investments
Delaware International Value Equity Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.00%Δ
Australia – 1.07%
Coca-Cola Amatil	459,465	$2,745,433
		2,745,433
Canada – 5.76%
Alamos Gold	232,095	956,147
CGI Group Class A †	196,873	7,272,472
Suncor Energy	139,000	3,936,564
WestJet Airlines @	114,590	2,090,343
Yamana Gold	308,072	578,374
		14,833,900
China/Hong Kong – 5.89%
CNOOC	3,066,000	3,843,151
Techtronic Industries	1,140,500	4,124,503
Yue Yuen Industrial Holdings	2,015,000	7,210,203
		15,177,857
Denmark – 1.71%
Carlsberg Class B	58,180	4,395,481
		4,395,481
France – 16.59%
AXA	380,751	9,589,026
Kering	19,044	3,258,645
Publicis Groupe	33,399	2,376,662
Rexel	155,617	2,383,493
Sanofi	88,601	8,713,392
Teleperformance	84,445	5,935,636
TOTAL	80,526	3,712,101
Vinci	104,750	6,736,686
		42,705,641
Germany – 4.00%
Deutsche Post	196,934	5,409,297
STADA Arzneimittel	142,777	4,898,821
		10,308,118
Indonesia – 1.38%
Bank Rakyat Indonesia Persero	4,685,500	3,547,286
		3,547,286
Israel – 4.45%
Teva Pharmaceutical Industries ADR	178,000	11,464,980
		11,464,980
Italy – 2.56%
Saipem *†	216,262	2,078,934
UniCredit	691,919	4,512,213
		6,591,147

NQ-034 [8/15] 10/15 (15219)     1

Schedule of investments
Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Japan – 22.89%
East Japan Railway	75,844	$7,006,857
ITOCHU	584,660	7,011,688
Japan Tobacco	168,500	5,988,141
Mitsubishi UFJ Financial Group	1,516,457	10,002,412
Nippon Telegraph & Telephone	252,456	9,628,819
Nitori Holdings	89,294	7,087,077
Sumitomo Rubber Industries *	285,900	4,039,448
Toyota Motor	138,300	8,174,057
		58,938,499
Netherlands – 4.43%
ING Groep CVA	410,359	6,286,578
Koninklijke Philips *	198,843	5,109,055
		11,395,633
Norway – 0.16%
Subsea 7 *†	48,782	419,670
		419,670
Republic of Korea – 0.96%
Samsung Electronics	2,673	2,459,829
		2,459,829
Russia – 0.91%
Mobile TeleSystems ADR	305,700	2,332,491
		2,332,491
Sweden – 5.29%
Nordea Bank	718,713	8,488,422
Tele2 Class B	521,140	5,137,760
		13,626,182
Switzerland – 6.62%
Aryzta *†	146,123	7,489,435
Novartis	98,063	9,569,062
		17,058,497
United Kingdom – 11.33%
Meggitt	494,591	3,597,523
National Grid	228,550	3,011,586
Playtech	351,227	4,592,386
Rexam	593,309	4,867,795
Rio Tinto	90,939	3,320,566
Standard Chartered	471,896	5,498,351
Tesco	1,477,974	4,290,133
		29,178,340

Total Common Stock (cost $241,854,267)		247,178,984

2     NQ-034 [8/15] 10/15 (15219)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 4.57%
Discount Notes – 1.58%≠
Federal Home Loan Bank
0.065% 9/2/15	750,036	$750,036
0.07% 10/5/15	1,293,511	1,293,420
0.075% 9/18/15	369,415	369,414
0.10% 10/23/15	750,036	749,956
0.105% 11/3/15	342,756	342,676
Freddie Mac 0.075% 10/1/15	582,505	582,469
		4,087,971
Repurchase Agreements – 2.99%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $1,215,282 (collateralized by U.S.
government obligations 1.50%–4.375%
10/31/19–5/15/41; market value $1,239,585)	1,215,280	1,215,280
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $2,025,472 (collateralized by U.S.
government obligations 0.00%–8.00%
8/18/16–5/15/45; market value $2,065,975)	2,025,466	2,025,466
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $4,453,269 (collateralized by U.S.
government obligations 0.00%–7.50%
2/15/16–11/15/44; market value $4,542,320)	4,453,254	4,453,254
		7,694,000
Total Short-Term Investments (cost $11,781,952)		11,781,971

Total Value of Securities Before Securities Lending Collateral – 100.57%
(cost $253,636,219)		258,960,955

	Number of shares
Securities Lending Collateral – 2.01%**
Investment Company
Delaware Investments® Collateral Fund No. 1	5,166,063	5,166,063
Total Securities Lending Collateral (cost $5,166,063)		5,166,063

Total Value of Securities – 102.58%
(cost $258,802,282)		264,127,018■
Obligation to Return Securities Lending Collateral – (2.01%)		(5,166,063)
Liabilities Net of Receivables and Other Assets – (0.57%)		(1,471,394)
Net Assets Applicable to 19,734,379 Shares Outstanding – 100.00%		$257,489,561

NQ-034 [8/15] 10/15 (15219)     3

Schedule of investments
Delaware International Value Equity Fund

*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $2,090,343, which represents 0.81% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $4,983,767 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2015:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CAD	326,015	USD	(247,777)	9/3/15	$17
BNYM	CHF	278,111	USD	(288,073)	9/2/15	(363)
BNYM	EUR	967,370	USD	(1,087,046)	9/2/15	(1,673)
BNYM	NOK	57,785	USD	(6,984)	9/2/15	2
BNYM	SEK	1,945,049	USD	(230,732)	9/2/15	(919)
						$(2,936)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CAD – Canadian Dollar
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
NOK – Norwegian Krone
SEK – Swedish Krona
USD – U.S. Dollar

4     NQ-034 [8/15] 10/15 (15219)

Notes
Delaware International Value Equity Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-034 [8/15] 10/15 (15219)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-034 [8/15] 10/15 (15219)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

	Delaware International Value Equity Fund
Securities	Level 1	Level 2	Total
Common Stock
Australia	$—	$2,745,433	$2,745,433
Canada	14,833,900	—	14,833,900
China/Hong Kong	—	15,177,857	15,177,857
Denmark	—	4,395,481	4,395,481
France	—	42,705,641	42,705,641
Germany	—	10,308,118	10,308,118
Indonesia	—	3,547,286	3,547,286
Israel	11,464,980	—	11,464,980
Italy	—	6,591,147	6,591,147
Japan	—	58,938,499	58,938,499
Netherlands	—	11,395,633	11,395,633
Norway	—	419,670	419,670
Republic of Korea	—	2,459,829	2,459,829
Russia	2,332,491	—	2,332,491
Sweden	—	13,626,182	13,626,182
Switzerland	—	17,058,497	17,058,497
United Kingdom	—	29,178,340	29,178,340
Short-Term Investments	—	11,781,971	11,781,971
Securities Lending Collateral	—	5,166,063	5,166,063
Total Value of Securities	$28,631,371	$235,495,647	$264,127,018
Foreign Currency Exchange Contracts	$—	$(2,936)	$(2,936)

As a result of utilizing international fair value pricing at Aug. 31, 2015, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-034 [8/15] 10/15 (15219)     7

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

8     NQ-034 [8/15] 10/15 (15219)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Aug. 31, 2015, the value of securities on loan was $4,983,767, for which the Fund received collateral, comprised of cash collateral valued at $5,166,063, and non-cash collateral of $25,806. At Aug. 31, 2015, the value of invested collateral was $5,166,063. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-034 [8/15] 10/15 (15219)     9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: